Subsequent Events - Additional Information (Detail) - USD ($)			8 Months Ended
	Dec. 10, 2020	May 18, 2020	Sep. 30, 2020
Subsequent Event [Line Items]
Common stock, shares issued			7,005,344
Sale of common stock, Shares		20,000,000
Price per share		$ 10.00	$ 10.00
Aggregate purchase price			$ 25,000
Sale of units			20,000,000
Private Placement
Subsequent Event [Line Items]
Price per share		$ 10.00	$ 10.00
Common Stock
Subsequent Event [Line Items]
Common stock, shares issued			7,005,344
Subsequent Event | Convertible Note Subscription Agreements [Member] | Private Placement
Subsequent Event [Line Items]
Aggregate purchase price	$ 100,000,000
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Additional shares issued	16,463,096
Common stock features description	The dollar volume-weighted average price of Common Stock (as determined in accordance with the Business Combination Agreement) equals or exceeds $12.00, $14.00 and $16.00 per share for twenty (20) of any thirty (30) consecutive trading days commencing after the Closing on the NYSE, Nasdaq or any other national securities exchange, as applicable for each of such three tranches, respectively.
Subsequent Event | Common Stock | Tranche One [Member]
Subsequent Event [Line Items]
Common stock per share	$ 12.00
Subsequent Event | Common Stock | Tranche Two [Member]
Subsequent Event [Line Items]
Common stock per share	14.00
Subsequent Event | Common Stock | Tranche Three [Member]
Subsequent Event [Line Items]
Common stock per share	$ 16.00
Subsequent Event | Common Stock | PIPE Subscription Agreement
Subsequent Event [Line Items]
Sale of common stock, Shares	2,500,000
Price per share	$ 10.00
Aggregate purchase price	$ 25,000,000
Subsequent Event | Common Stock | Convertible Note Subscription Agreements [Member] | Private Placement
Subsequent Event [Line Items]
Price per share	$ 11.50
Sale of units	8,695,652
Subsequent Event | Warrants | Convertible Note Subscription Agreements [Member] | Private Placement
Subsequent Event [Line Items]
Price per share	$ 11.50
Sale of units	8,695,652
Subsequent Event | Equity Incentive Plan
Subsequent Event [Line Items]
Percentage of shares outstanding	10.00%
Percentage of shares issued and outstanding	5.00%
Subsequent Event | Lightning Systems | Common Stock
Subsequent Event [Line Items]
Common stock, shares issued	53,922,000
Additional shares issued	16,463,096